FINANCIAL ASSETS AND LIABILITIES - Fair values (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Fair Value | Level 1
Assets
Cash and cash equivalents	$ 103,897	$ 134,784
Restricted cash	3,426	3,289
Marketable securities	2,635	2,187
Fair Value | Level 2
Assets
Related party shareholder loans	0	837
Derivative assets	36,317	33,123
Liabilities
Derivative liabilities	829	1,313
Fair Value | Level 2 | Floating rate debt
Liabilities
Long term debt - floating	1,371,141	1,131,506
Carrying Value | Level 1
Assets
Cash and cash equivalents	103,897	134,784
Restricted cash	3,426	3,289
Marketable securities	2,635	2,187
Carrying Value | Level 2
Assets
Related party shareholder loans	0	837
Derivative assets	36,317	33,123
Liabilities
Derivative liabilities	829	1,313
Carrying Value | Level 2 | Floating rate debt
Liabilities
Long term debt - floating	$ 1,371,141	$ 1,131,506